Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2016-BNK2
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-BNK2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	9		Jenna Unell		Jenna.unell@greyco.com
Bond / Collateral Reconciliation - Balances	10		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	22				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61690YBQ4	1.424000%	31,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61690YBR2	2.454000%	45,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61690YBS0	2.860000%	50,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61690YBT8	2.791000%	160,000,000.00	128,789,701.75	123,609,083.16	299,543.38	0.00	0.00	123,908,626.54	5,180,618.59	50.84%	30.00%
A-4	61690YBU5	3.049000%	194,805,000.00	194,805,000.00	0.00	494,967.04	0.00	0.00	494,967.04	194,805,000.00	50.84%	30.00%
A-S	61690YBX9	3.282000%	52,558,000.00	52,558,000.00	0.00	143,746.13	0.00	0.00	143,746.13	52,558,000.00	37.92%	22.38%
B	61690YBY7	3.485000%	32,742,000.00	32,742,000.00	0.00	95,088.23	0.00	0.00	95,088.23	32,742,000.00	29.87%	17.63%
C	61690YBZ4	3.993563%	31,879,000.00	31,879,000.00	0.00	106,092.32	0.00	0.00	106,092.32	31,879,000.00	22.03%	13.00%
D	61690YAC6	3.000000%	37,050,000.00	37,050,000.00	0.00	92,625.00	0.00	0.00	92,625.00	37,050,000.00	12.92%	7.63%
E-1	61690YAE2	3.993563%	9,047,000.00	9,047,000.00	0.00	30,108.14	0.00	0.00	30,108.14	9,047,000.00	10.70%	6.31%
E-2	61690YAG7	3.993563%	9,047,000.00	9,047,000.00	0.00	26,528.32	0.00	0.00	26,528.32	9,047,000.00	8.47%	5.00%
F-1	61690YAN2	3.993563%	3,446,500.00	3,446,500.00	0.00	0.00	0.00	0.00	0.00	3,446,500.00	7.63%	4.50%
F-2	61690YAQ5	3.993563%	3,446,500.00	3,446,500.00	0.00	0.00	0.00	0.00	0.00	3,446,500.00	6.78%	4.00%
G-1	61690YAW2	3.993563%	6,031,000.00	6,031,000.00	0.00	0.00	0.00	0.00	0.00	6,031,000.00	5.30%	3.13%
G-2	61690YAY8	3.993563%	6,031,000.00	6,031,000.00	0.00	0.00	0.00	0.00	0.00	6,031,000.00	3.81%	2.25%
H-1*	61690YBE1	3.993563%	7,755,027.00	7,755,027.00	0.00	0.00	0.00	0.00	0.00	7,755,027.00	1.91%	1.13%
H-2*	61690YBG6	3.993563%	7,755,028.00	7,755,028.00	0.00	0.00	0.00	0.00	0.00	7,755,028.00	0.00%	0.00%
RR Interest	BCC2C6DM7	3.993563%	36,278,581.85	27,914,881.94	6,505,741.22	86,674.68	0.00	0.00	6,592,415.90	21,409,140.72	0.00%	0.00%
R	61690YBN1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61690YBL5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			725,571,636.85	558,297,638.69	130,114,824.38	1,375,373.24	0.00	0.00	131,490,197.62	428,182,814.31

X-A	61690YBV3	1.047246%	482,505,000.00	323,594,701.75	0.00	282,402.70	0.00	0.00	282,402.70	199,985,618.59

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-B	61690YBW1	0.633642%	85,300,000.00	85,300,000.00	0.00	45,041.40	0.00	0.00	45,041.40	85,300,000.00
X-D	61690YAA0	0.993563%	37,050,000.00	37,050,000.00	0.00	30,676.25	0.00	0.00	30,676.25	37,050,000.00
Notional SubTotal			604,855,000.00	445,944,701.75	0.00	358,120.35	0.00	0.00	358,120.35	322,335,618.59

Deal Distribution Total					130,114,824.38	1,733,493.59	0.00	0.00	131,848,317.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61690YBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61690YBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61690YBS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61690YBT8	804.93563594	772.55676975	1.87214613	0.00000000	0.00000000	0.00000000	0.00000000	774.42891588	32.37886619
A-4	61690YBU5	1,000.00000000	0.00000000	2.54083335	0.00000000	0.00000000	0.00000000	0.00000000	2.54083335	1,000.00000000
A-S	61690YBX9	1,000.00000000	0.00000000	2.73500000	0.00000000	0.00000000	0.00000000	0.00000000	2.73500000	1,000.00000000
B	61690YBY7	1,000.00000000	0.00000000	2.90416682	0.00000000	0.00000000	0.00000000	0.00000000	2.90416682	1,000.00000000
C	61690YBZ4	1,000.00000000	0.00000000	3.32796888	0.00000000	0.00000000	0.00000000	0.00000000	3.32796888	1,000.00000000
D	61690YAC6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-1	61690YAE2	1,000.00000000	0.00000000	3.32796949	0.00000000	0.00000000	0.00000000	0.00000000	3.32796949	1,000.00000000
E-2	61690YAG7	1,000.00000000	0.00000000	2.93227810	0.39569028	1.33768874	0.00000000	0.00000000	2.93227810	1,000.00000000
F-1	61690YAN2	1,000.00000000	0.00000000	0.00000000	3.32797040	9.92679820	0.00000000	0.00000000	0.00000000	1,000.00000000
F-2	61690YAQ5	1,000.00000000	0.00000000	0.00000000	3.32797040	9.92679820	0.00000000	0.00000000	0.00000000	1,000.00000000
G-1	61690YAW2	1,000.00000000	0.00000000	0.00000000	3.32796883	9.92679821	0.00000000	0.00000000	0.00000000	1,000.00000000
G-2	61690YAY8	1,000.00000000	0.00000000	0.00000000	3.32796883	9.92679821	0.00000000	0.00000000	0.00000000	1,000.00000000
H-1	61690YBE1	1,000.00000000	0.00000000	0.00000000	3.32796907	9.92679845	0.00000000	0.00000000	0.00000000	1,000.00000000
H-2	61690YBG6	1,000.00000000	0.00000000	0.00000000	3.32796864	131.13188244	0.00000000	0.00000000	0.00000000	1,000.00000000
RR Interest	BCC2C6DM7	769.45901732	179.32733002	2.38914190	0.17159381	1.73633854	0.00000000	0.00000000	181.71647192	590.13168730
R	61690YBN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61690YBL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61690YBV3	670.65564450	0.00000000	0.58528450	0.00000000	0.00000000	0.00000000	0.00000000	0.58528450	414.47367093
X-B	61690YBW1	1,000.00000000	0.00000000	0.52803517	0.00000000	0.00000000	0.00000000	0.00000000	0.52803517	1,000.00000000
X-D	61690YAA0	1,000.00000000	0.00000000	0.82796896	0.00000000	0.00000000	0.00000000	0.00000000	0.82796896	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	299,543.38	0.00	299,543.38	0.00	0.00	0.00	299,543.38	0.00
A-4	07/01/26 - 07/30/26	30	0.00	494,967.04	0.00	494,967.04	0.00	0.00	0.00	494,967.04	0.00
X-A	07/01/26 - 07/30/26	30	0.00	282,402.70	0.00	282,402.70	0.00	0.00	0.00	282,402.70	0.00
X-B	07/01/26 - 07/30/26	30	0.00	45,041.40	0.00	45,041.40	0.00	0.00	0.00	45,041.40	0.00
X-D	07/01/26 - 07/30/26	30	0.00	30,676.25	0.00	30,676.25	0.00	0.00	0.00	30,676.25	0.00
A-S	07/01/26 - 07/30/26	30	0.00	143,746.13	0.00	143,746.13	0.00	0.00	0.00	143,746.13	0.00
B	07/01/26 - 07/30/26	30	0.00	95,088.23	0.00	95,088.23	0.00	0.00	0.00	95,088.23	0.00
C	07/01/26 - 07/30/26	30	0.00	106,092.32	0.00	106,092.32	0.00	0.00	0.00	106,092.32	0.00
D	07/01/26 - 07/30/26	30	0.00	92,625.00	0.00	92,625.00	0.00	0.00	0.00	92,625.00	0.00
E-1	07/01/26 - 07/30/26	30	0.00	30,108.14	0.00	30,108.14	0.00	0.00	0.00	30,108.14	0.00
E-2	07/01/26 - 07/30/26	30	8,493.99	30,108.14	0.00	30,108.14	3,579.81	0.00	0.00	26,528.32	12,102.07
F-1	07/01/26 - 07/30/26	30	22,667.43	11,469.85	0.00	11,469.85	11,469.85	0.00	0.00	0.00	34,212.71
F-2	07/01/26 - 07/30/26	30	22,667.43	11,469.85	0.00	11,469.85	11,469.85	0.00	0.00	0.00	34,212.71
G-1	07/01/26 - 07/30/26	30	39,665.53	20,070.98	0.00	20,070.98	20,070.98	0.00	0.00	0.00	59,868.52
G-2	07/01/26 - 07/30/26	30	39,665.53	20,070.98	0.00	20,070.98	20,070.98	0.00	0.00	0.00	59,868.52
H-1	07/01/26 - 07/30/26	30	51,004.36	25,808.49	0.00	25,808.49	25,808.49	0.00	0.00	0.00	76,982.59
H-2	07/01/26 - 07/30/26	30	987,835.44	25,808.49	0.00	25,808.49	25,808.49	0.00	0.00	0.00	1,016,931.42
RR Interest	07/01/26 - 07/30/26	30	56,766.72	92,899.86	0.00	92,899.86	6,225.18	0.00	0.00	86,674.68	62,991.90
Totals			1,228,766.43	1,857,997.23	0.00	1,857,997.23	124,503.63	0.00	0.00	1,733,493.59	1,357,170.44

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
E-1 (Cert)	61690YAE2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Exch)	N/A	3.993563%	9,047,000.00	9,047,000.00	0.00	30,108.14	0.00	0.00	30,108.14	9,047,000.00
E-2 (Cert)	61690YAG7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Exch)	N/A	3.993563%	9,047,000.00	9,047,000.00	0.00	26,528.32	0.00	0.00	26,528.32	9,047,000.00
F-1 (Cert)	61690YAN2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	N/A	3.993563%	3,446,500.00	3,446,500.00	0.00	0.00	0.00	0.00	0.00	3,446,500.00
F-2 (Cert)	61690YAQ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	N/A	3.993563%	3,446,500.00	3,446,500.00	0.00	0.00	0.00	0.00	0.00	3,446,500.00
G-1 (Cert)	61690YAW2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	N/A	3.993563%	6,031,000.00	6,031,000.00	0.00	0.00	0.00	0.00	0.00	6,031,000.00
G-2 (Cert)	61690YAY8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	N/A	3.993563%	6,031,000.00	6,031,000.00	0.00	0.00	0.00	0.00	0.00	6,031,000.00
H-1 (Cert)	61690YBE1	3.993563%	1,411,374.00	1,411,374.00	0.00	0.00	0.00	0.00	0.00	1,411,374.00
H-1 (Exch)	N/A	3.993563%	6,343,653.00	6,343,653.00	0.00	0.00	0.00	0.00	0.00	6,343,653.00
H-2 (Cert)	61690YBG6	3.993563%	1,411,374.00	1,411,374.00	0.00	0.00	0.00	0.00	0.00	1,411,374.00
H-2 (Exch)	N/A	3.993563%	6,343,654.00	6,343,654.00	0.00	0.00	0.00	0.00	0.00	6,343,654.00
Regular Interest Total			52,559,055.00	52,559,055.00	0.00	56,636.46	0.00	0.00	56,636.46	52,559,055.00

Exchangeable Certificate Details
E	61690YAL6	3.993563%	18,094,000.00	18,094,000.00	0.00	56,636.46	0.00	0.00	56,636.46	18,094,000.00
F	61690YAS1	3.993563%	6,893,000.00	6,893,000.00	0.00	0.00	0.00	0.00	0.00	6,893,000.00
G	61690YBA9	3.993563%	12,062,000.00	12,062,000.00	0.00	0.00	0.00	0.00	0.00	12,062,000.00
H	61690YBJ0	3.993563%	12,687,307.00	12,687,307.00	0.00	0.00	0.00	0.00	0.00	12,687,307.00
EF	61690YAU6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EFG	61690YBC5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			49,736,307.00	49,736,307.00	0.00	56,636.46	0.00	0.00	56,636.46	49,736,307.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
E	61690YAL6	1,000.00000000	0.00000000	3.13012380	0.19784514	0.66884437	0.00000000	0.00000000	3.13012380	1,000.00000000
F	61690YAS1	1,000.00000000	0.00000000	0.00000000	3.32796895	9.92679820	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61690YBA9	1,000.00000000	0.00000000	0.00000000	3.32796883	9.92679738	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690YBJ0	1,000.00000000	0.00000000	0.00000000	3.32796865	70.52934401	0.00000000	0.00000000	0.00000000	1,000.00000000
EF	61690YAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
EFG	61690YBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	131,848,317.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,868,024.09	Master Servicing Fee	4,055.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,017.58
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	240.38
ARD Interest	0.00	Operating Advisor Fee	1,226.75
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.11
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,868,024.09	Total Fees	10,026.90

Principal		Expenses/Reimbursements
Scheduled Principal	50,138,506.73	Reimbursement for Interest on Advances	101,041.05
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	79,976,317.65	Special Servicing Fees (Monthly)	21,372.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,090.21
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	130,114,824.38	Total Expenses/Reimbursements	124,503.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,733,493.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	130,114,824.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	131,848,317.97
Total Funds Collected	131,982,848.47	Total Funds Distributed	131,982,848.50

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	558,297,638.93	558,297,638.93	Beginning Certificate Balance	558,297,638.69
(-) Scheduled Principal Collections	50,138,506.73	50,138,506.73	(-) Principal Distributions	130,114,824.38
(-) Unscheduled Principal Collections	79,976,317.65	79,976,317.65	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	428,182,814.55	428,182,814.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	558,297,638.87	558,297,638.87	Ending Certificate Balance	428,182,814.31
Ending Actual Collateral Balance	428,182,814.52	428,182,814.52

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.24)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.24)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.99%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	10	30,376,829.90	7.09%	3	4.3397	2.003341	1.30 or less	4	117,758,276.30	27.50%	2	3.7026	0.859088
5,000,001 to 10,000,000	3	21,771,277.62	5.08%	2	3.9515	3.960476	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	5	65,082,425.74	15.20%	2	4.2570	2.259707	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	56,631,800.62	13.23%	2	3.9423	2.492259	1.51 to 1.60	3	53,280,498.13	12.44%	2	3.7704	1.551302
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	1	30,000,000.00	7.01%	1	3.2920	1.704900
25,000,001 to 50,000,000	4	132,820,480.67	31.02%	2	3.6804	1.255785	1.81 to 2.00	4	72,403,109.62	16.91%	1	4.0270	1.877541
50,000,001 or greater	2	121,500,000.00	28.38%	2	3.2250	1.660032	2.01 to 2.25	5	64,006,269.86	14.95%	2	3.3122	2.182949
Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179	2.26 to 2.50	4	27,990,584.99	6.54%	2	4.3108	2.395195
							2.51 to 3.00	2	18,560,628.75	4.33%	1	4.3344	2.697433
							3.01 or greater	4	44,183,446.90	10.32%	2	3.5874	3.984272
							Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	6,545,067.44	1.53%	3	4.2173	2.249735
							Lodging	5	85,554,732.38	19.98%	2	4.3180	1.227224
California	9	84,972,742.62	19.84%	3	4.1792	2.604229
							Mobile Home Park	2	13,831,215.87	3.23%	3	4.0000	4.426871
Georgia	1	14,465,355.35	3.38%	1	4.2600	2.688100
							Multi-Family	4	29,984,223.28	7.00%	3	4.1198	2.103271
Indiana	1	19,265,827.33	4.50%	2	4.5200	1.922400
							Office	4	138,648,039.22	32.38%	2	3.3324	2.145125
Michigan	3	39,218,813.43	9.16%	1	3.4919	2.002470
							Retail	7	127,689,316.92	29.82%	2	3.5298	1.471315
Nevada	1	3,376,739.02	0.79%	3	4.4800	2.215700
							Self Storage	5	32,475,286.88	7.58%	3	4.2438	2.746660
New Jersey	2	72,500,000.00	16.93%	2	3.1170	2.570914
							Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179
New York	2	104,672,441.45	24.45%	2	3.6218	0.858346

Ohio	3	49,632,594.62	11.59%	2	3.7473	1.468991

Pennsylvania	1	2,030,000.00	0.47%	3	4.4500	(0.961500)

Texas	1	1,503,233.29	0.35%	3	4.5140	2.244600

Washington, DC	1	30,000,000.00	7.01%	0	3.6150	1.841900

Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.0000% or less	10	266,602,795.12	62.26%	2	3.3917	2.060629	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	13	133,658,312.38	31.22%	2	4.2499	1.464123	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% or greater	4	27,921,707.05	6.52%	2	4.5332	2.102821	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	27	428,182,814.55	100.00%	2	3.7340	1.877179
								Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	27	428,182,814.55	100.00%	2	3.7340	1.877179	Interest Only	7	213,530,000.00	49.87%	2	3.3297	1.939838
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	20	214,652,814.55	50.13%	2	4.1363	1.814849
	Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	19,000,000.00	4.44%	2	3.1170	3.680091			No outstanding loans in this group
	12 months or less	23	349,149,272.37	81.54%	2	3.6652	1.950498
	13 months to 24 months	1	19,265,827.33	4.50%	2	4.5200	1.922400
	25 months or greater	2	40,767,714.85	9.52%	3	4.2399	0.387622
	Totals	27	428,182,814.55	100.00%	2	3.7340	1.877179
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310937980	OF	Jersey City	NJ	Actual/360	3.117%	143,598.46	0.00	0.00	N/A	10/11/26	--	53,500,000.00	53,500,000.00	08/11/26
1A	300801514	OF	Jersey City	NJ	Actual/360	3.117%	50,997.58	0.00	0.00	N/A	10/11/26	--	19,000,000.00	19,000,000.00	08/11/26
2	1647667	RT	New York	NY	Actual/360	3.310%	193,818.89	0.00	0.00	N/A	10/01/26	--	68,000,000.00	68,000,000.00	08/01/26
4	1647995	LO	Albany	NY	Actual/360	4.200%	132,955.86	89,546.95	0.00	N/A	11/01/26	--	36,761,988.40	36,672,441.45	08/01/26
5	453011430	RT	Lake Forest	CA	Actual/360	3.970%	54,806.02	16,031,662.83	0.00	N/A	11/01/26	--	16,031,662.83	0.00	08/01/26
5A	453011431	RT	Lake Forest	CA	Actual/360	3.970%	54,806.02	16,031,662.83	0.00	N/A	11/01/26	--	16,031,662.83	0.00	08/01/26
6	453011411	OF	Columbus	OH	Actual/360	3.530%	110,093.37	70,195.03	0.00	N/A	10/07/26	--	36,218,234.25	36,148,039.22	08/07/26
7	310935830	OF	Philadelphia	PA	Actual/360	4.900%	123,220.68	29,203,058.87	0.00	N/A	08/11/26	--	29,203,058.87	0.00	08/11/26
8	300801537	OF	Washington	DC	Actual/360	3.615%	93,387.50	0.00	0.00	N/A	08/10/26	--	30,000,000.00	30,000,000.00	07/10/26
9	300801501	RT	Ann Arbor	MI	Actual/360	3.292%	85,043.33	0.00	0.00	N/A	09/01/26	--	30,000,000.00	30,000,000.00	08/01/26
11	306781011	OF	Westlake	OH	Actual/360	4.716%	82,284.84	20,262,211.68	0.00	N/A	11/01/26	08/01/26	20,262,211.68	0.00	08/01/26
12	310937695	LO	Indianapolis	IN	Actual/360	4.520%	75,162.82	45,203.40	0.00	N/A	10/11/26	--	19,311,030.73	19,265,827.33	08/11/26
13	300801517	RT	Cary	NC	Actual/360	4.196%	67,668.57	18,728,041.19	0.00	N/A	11/01/26	--	18,728,041.19	0.00	08/01/26
14	310930995	RT	West Covina	CA	Actual/360	4.190%	66,380.17	31,795.00	0.00	N/A	10/11/26	--	18,397,768.29	18,365,973.29	08/11/26
15	300801532	MF	Panorama City	CA	Actual/360	4.269%	54,184.13	35,552.55	0.00	N/A	11/06/26	--	14,739,290.91	14,703,738.36	08/06/26
16	600935642	LO	Savannah	GA	Actual/360	4.260%	53,193.83	35,460.76	0.00	N/A	09/11/26	--	14,500,816.11	14,465,355.35	08/11/26
17	410936554	SS	San Mateo	CA	Actual/360	4.410%	52,724.44	26,489.14	0.00	N/A	10/11/26	--	13,883,986.32	13,857,497.18	08/11/26
18	310937063	RT	Fresno	CA	Actual/360	4.260%	45,158.77	12,310,433.76	0.00	N/A	11/11/26	--	12,310,433.76	0.00	08/11/26
19	310936786	LO	Toledo	OH	Actual/360	4.330%	41,315.14	24,737.26	0.00	N/A	10/11/26	--	11,080,572.11	11,055,834.85	08/11/26
20	1647982	IN	Los Angeles	CA	Actual/360	4.480%	41,645.43	10,795,186.54	0.00	N/A	09/01/26	--	10,795,186.54	0.00	08/01/26
21	600936978	MH	Palm Desert	CA	Actual/360	4.000%	31,324.65	34,347.09	0.00	N/A	11/11/26	--	9,094,253.96	9,059,906.87	08/11/26
22	300801518	SS	Calabasas	CA	Actual/360	3.971%	37,614.19	0.00	0.00	N/A	11/01/26	--	11,000,000.00	11,000,000.00	08/01/26
23	1647771	MF	Fresno	CA	Actual/360	4.010%	26,267.30	19,141.94	0.00	N/A	10/01/26	--	7,606,972.66	7,587,830.72	08/01/26
26	600936989	MH	Escondido	CA	Actual/360	4.000%	16,496.81	18,088.55	0.00	N/A	11/11/26	--	4,789,397.55	4,771,309.00	08/11/26
27	300801511	MF	Lowell	MI	Actual/360	3.779%	16,716.14	13,344.71	0.00	N/A	10/01/26	--	5,136,884.74	5,123,540.03	08/01/26
28	300801510	RT	Grants Pass	OR	Actual/360	3.689%	19,853.99	6,250,000.00	0.00	N/A	10/01/26	--	6,250,000.00	0.00	08/01/26
29	300801541	LO	Monroe	MI	Actual/360	4.597%	16,269.07	14,605.32	0.00	N/A	11/01/26	--	4,109,878.72	4,095,273.40	08/01/26
30	410936987	RT	Henderson	NV	Actual/360	4.480%	13,057.27	7,920.88	0.00	N/A	11/11/26	--	3,384,659.90	3,376,739.02	08/11/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
31	410936962	RT	Peoria	AZ	Actual/360	4.370%	13,146.98	5,814.65	0.00	N/A	11/11/26	--	3,493,698.71	3,487,884.06	08/11/26
32	410936885	SS	Valley Springs	CA	Actual/360	4.540%	11,980.42	7,109.51	0.00	N/A	11/11/26	--	3,064,482.54	3,057,373.03	08/11/26
34	306781034	SS	Gilbert	AZ	Actual/360	4.043%	10,663.60	5,772.89	0.00	N/A	11/01/26	--	3,062,956.27	3,057,183.38	08/01/26
35	300801531	MF	Los Angeles	CA	Actual/360	4.269%	9,467.34	6,211.93	0.00	N/A	11/06/26	--	2,575,326.10	2,569,114.17	08/06/26
36	600936556	RT	Marysville	OH	Actual/360	4.330%	9,077.46	5,821.58	0.00	N/A	11/11/26	--	2,434,542.13	2,428,720.55	08/11/26
38	410936816	RT	Pittsburgh	PA	Actual/360	4.450%	7,778.85	0.00	0.00	N/A	11/11/26	--	2,030,000.00	2,030,000.00	08/11/26
39	300801538	SS	Humble	TX	Actual/360	4.514%	5,864.17	5,407.54	0.00	N/A	11/01/26	--	1,508,640.83	1,503,233.29	08/01/26
Totals							1,868,024.09	130,114,824.38	0.00				558,297,638.93	428,182,814.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	20,393,956.47	10,103,309.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,297,331.22	1,247,178.66	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,061,364.23	0.00	--	--	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
5	7,642,888.00	2,077,261.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,658,817.20	3,247,140.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,609,251.05	2,301,723.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	24,406,138.00	25,660,368.63	01/01/25	09/30/25	--	0.00	0.00	93,290.62	93,290.62	0.00	0.00
9	10,308,903.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	9,086,920.00	7,969,023.40	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,836,613.18	465,196.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,368,411.58	1,115,884.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,981,130.25	432,484.25	01/01/26	03/31/26	03/11/26	0.00	0.00	0.00	0.00	0.00	0.00
16	3,220,137.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,307,261.09	580,900.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,269,580.65	330,671.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,018,000.01	1,093,176.33	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,336,729.64	496,551.16	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,137,057.89	1,129,040.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,546,866.84	771,783.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,268,916.50	670,439.53	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,143,769.64	207,372.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,133,646.95	291,870.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	713,491.26	164,309.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,117,544.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	514,597.81	147,747.61	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	468,137.04	139,181.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	608,038.46	136,572.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	433,207.78	112,568.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	418,650.00	104,485.08	01/01/26	03/31/26	03/11/26	0.00	0.00	0.00	0.00	0.00	0.00
36	314,570.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	(78,355.83)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	317,107.60	77,769.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	128,860,680.57	61,074,012.67				0.00	0.00	93,290.62	93,290.62	0.00	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	453011430	15,991,331.37	Payoff Prior to Maturity	0.00	0.00
5A	453011431	15,991,331.37	Payoff Prior to Maturity	0.00	0.00
13	300801517	18,691,232.24	Payoff Prior to Maturity	0.00	0.00
18	310937063	12,282,821.89	Payoff Prior to Maturity	0.00	0.00
20	1647982	10,769,600.78	Payoff Prior to Maturity	0.00	0.00
28	300801510	6,250,000.00	Payoff Prior to Maturity	0.00	0.00
Totals		79,976,317.65		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	36,672,441.45	0	0.00	0	0.00	6	79,976,317.65	3.734028%	3.633089%	2
07/17/26	1	30,000,000.00	0	0.00	0	0.00	0	0.00	1	36,761,988.40	0	0.00	0	0.00	1	5,845,075.27	3.885595%	3.833806%	3
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	36,855,496.97	0	0.00	0	0.00	1	1,860,676.37	3.894738%	3.842934%	4
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	1	36,944,384.26	0	0.00	0	0.00	0	0.00	3.898105%	3.846392%	5
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	37,037,256.67	0	0.00	0	0.00	0	0.00	3.898639%	3.853468%	6
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	37,125,488.96	0	0.00	0	0.00	0	0.00	3.899141%	3.853942%	7
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	1	37,226,385.58	0	0.00	0	0.00	0	0.00	3.899722%	3.854492%	8
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	37,313,936.32	0	0.00	0	0.00	0	0.00	3.900217%	3.854960%	9
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	37,401,171.56	0	0.00	0	0.00	0	0.00	3.900709%	3.855424%	10
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	1	37,492,450.79	0	0.00	0	0.00	1	21,939,789.83	3.901225%	3.855911%	11
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	1	37,579,042.73	0	0.00	0	0.00	0	0.00	3.894251%	3.850031%	12
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	37,669,701.58	0	0.00	0	0.00	0	0.00	3.894724%	3.850480%	13
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	300801537	07/10/26	0	5	93,290.62	93,290.62	0.00	30,000,000.00	05/07/26	13
Totals					93,290.62	93,290.62	0.00	30,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		30,000,000	0	30,000,000		0
0 - 6 Months		398,182,815	361,510,373	0		36,672,441
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	428,182,815	391,510,373	0	0	0	36,672,441
Jul-26	558,297,639	491,535,651	30,000,000	0	0	36,761,988
Jun-26	567,949,466	531,093,969	0	0	0	36,855,497
May-26	570,625,330	533,680,945	0	0	0	36,944,384
Apr-26	571,478,887	534,441,631	0	0	0	37,037,257
Mar-26	572,287,983	535,162,494	0	0	0	37,125,489
Feb-26	573,218,779	535,992,393	0	0	0	37,226,386
Jan-26	574,021,522	536,707,586	0	0	0	37,313,936
Dec-25	574,821,335	537,420,164	0	0	0	37,401,172
Nov-25	575,660,068	538,167,617	0	0	0	37,492,451
Oct-25	598,476,950	560,897,907	0	0	0	37,579,043
Sep-25	599,395,175	561,725,473	0	0	0	37,669,702
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	1647667	68,000,000.00	68,000,000.00	195,000,000.00	08/03/16	1,120,141.91	1.25330	03/31/26	10/01/26	I/O
4	1647995	36,672,441.45	36,672,441.45	39,000,000.00	12/18/25	336,621.23	0.12600	12/31/21	11/01/26	242
8	300801537	30,000,000.00	30,000,000.00	757,000,000.00	06/13/16	22,723,217.88	1.84190	09/30/25	08/10/26	I/O
15	300801532	14,703,738.36	14,703,738.36	32,300,000.00	01/09/26	421,414.25	1.56530	03/31/26	11/06/26	242
35	300801531	2,569,114.17	2,569,114.15	8,125,000.00	01/08/26	102,352.08	2.17590	03/31/26	11/06/26	242
Totals		151,945,293.98	151,945,293.96	1,031,425,000.00		24,703,747.35

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	1647667	RT	NY	08/07/26	0
	Special Servicer comments are not available for this cycle.

4	1647995	LO	NY	04/13/20	7

6/2026 YTD STR 57.4% Occ; $150.49 ADR and $86.44 RevPAR. June financials pending review. Multiple bids received for selected roof repairs have been reviewed and approved. Other repairs are in process and high crane permit requested

	for roof repairs . Sale Broker has been selected and ELA executed. OM being drafted and marketing to begin shortly.

8	300801537	OF	DC	05/07/26	13

The loan is collateralized by International Square which is composed of three interconnected, twelve-story office buildings containing a total of 1,167,866 square feet of net rentable area located at 1825-1875 I Street Northwest & 1850 K Street

Nor thwest, Washington DC. It is a conjoined multi-office building with a central food court built in the 1986 and renovated later in 2005. Building amenities include a tenant-only fitness center, rooftop terrace, ground floor retail, lower-level casual dinin g concourse, childcare and banking facilities. Additionally, there is an underground parking garage with 613 spaces. A termination notice from the Federal Reserve Board for the various suites expiring in 2029 was received in April 2026. As a result, the l oan was transferred to special servicing effective 5/7/2026. Special Servicer has retained counsel and initiated discussions with the Borrower. Borrower failed to payoff at Maturity on 8/10/2026.

15	300801532	MF	CA	11/06/24	11

The California Supreme Court denied review of Haresh Joganis latest appeal. The loan continues to perform, with all payments remaining current. The next receivership status hearing is scheduled for August 27, 2026. According to the Q2 2026

	rent rol l , the property was 90.83% occupied.

35	300801531	MF	CA	11/06/24	11

The California Supreme Court denied review of Haresh Joganis latest appeal. The loan continues to perform, with all payments remaining current. The next receivership status hearing is scheduled for August 27, 2026. According to the Q2 2026

	rent rol l , the property was 93.94% occupied.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	310937695	22,344,088.21	4.52000%	22,344,088.21 4.52000%		10	08/18/20	05/11/20	09/11/20
Totals		22,344,088.21		22,344,088.21
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,914.04	0.00	0.00	0.00	0.00	0.00	100,000.00	0.00	0.00	0.00
8	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	0.00	1,041.05	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,203.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	886.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,372.37	0.00	2,090.21	0.00	0.00	0.00	101,041.05	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		124,503.63

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the Morgan Stanley Capital I Trust 2016-

BNK2 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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